TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT - Dividends, Voting and Liquidation preference (Details) (Imported) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) Vote $ / shares
Convertible Preferred Stock
Class of Stock [Line Items]
Vote per share | Vote	1
Redemption percentage	50.00%
Series A convertible preferred stock
Class of Stock [Line Items]
Cash dividends per share	$ 0.0317
Liquidation preference per share	0.3957
Series B convertible preferred stock
Class of Stock [Line Items]
Cash dividends per share	0.1096
Liquidation preference per share	1.3693
Series C convertible preferred stock
Class of Stock [Line Items]
Cash dividends per share	$ 0.3589
Percentage limit for conversion of shares	60.00%
Liquidation preference per share	$ 4.4856
Series C-1
Class of Stock [Line Items]
Cash dividends per share	$ 0.2871
Percentage limit for conversion of shares	60.00%
Liquidation preference per share	$ 3.5885
Series D convertible preferred stock
Class of Stock [Line Items]
Cash dividends per share	0.5263
Liquidation preference per share	6.5789
Series D-1
Class of Stock [Line Items]
Cash dividends per share	0.4737
Liquidation preference per share	5.9210
Series E convertible preferred stock
Class of Stock [Line Items]
Cash dividends per share	0.7662
Liquidation preference per share	9.5780
Series E-1 convertible preferred stock
Class of Stock [Line Items]
Cash dividends per share	0.6513
Liquidation preference per share	8.1413
Series E-2 convertible preferred stock
Class of Stock [Line Items]
Cash dividends per share	1.0663
Liquidation preference per share	13.3288
Common Stock [Member]
Class of Stock [Line Items]
Price per share , underwritten offering	$ 14.37
Aggregate Offering price for conversion of stock | $	$ 50.0